Pay vs Performance Disclosure	3 Months Ended	4 Months Ended		5 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025	Sep. 04, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

As required by the SEC’s pay versus performance rules (“PVP Rules”), the below Pay Versus Performance table (“PVP Table”) provides information about compensation for this Proxy Statement’s NEOs, as well as certain prior years’ NEOs. The PVP Rules require disclosure from this year’s Proxy Statement and each of our preceding four years of proxy statements (each of 2021, 2022, 2023, 2024 and 2025 a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

•	The information in columns (b) and (d) comes directly from this and prior year’s Summary Compensation Tables, without adjustment;
•	As required by the PVP Rules, we describe the information in columns (c) and (e) as “compensation actually paid” (or “CAP”) to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a calculation involving a combination of realized pay and realizable or accrued pay;
•	The PVP Rules require that we use a peer group or index for purposes of total shareholder return (“TSR”) comparisons, and we have continued to use the S&P 400 Industrials index (the “PVP Peer Index”) for this purpose; and
•	As required by the PVP Rules, we provide information about our PVP Peer Index TSR results and U.S. GAAP net income results (collectively, the “External Measures”) during the Covered Years in the PVP Table, but we did not base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures.

Pursuant to the PVP Rules, the Company is required to designate one financial metric as the “Company-Selected Measure,” or the most important financial measure that demonstrates how the Company sought to link 2025 executive pay to performance. For 2025, the Company has again selected adjusted EPS, as it did for 2024. However, the Company believes that all of the metrics designated in the chart under “Most Important Financial Performance Measures” section on page 79 are important drivers of Company performance that are designed to link executive pay to performance.

Pay Versus Performance (1)
	Summary Compensation	Summary Compensation	Summary Compensation	Compensation	Compensation	Compensation	Average Summary	Average	Value of initial fixed $100 Investment based on:
Year	Table ("SCT") Total for PEO Boldea	Table ("SCT") Total for PEO Kyle	Table ("SCT") Total for PEO Mehta	Actually Paid to PEO Boldea	Actually Paid to PEO Kyle	Actually Paid to PEO Mehta	Compensation Table Total for Non-PEO NEOs	Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Total Shareholder Return	Net Income ($mm)	Adjusted EPS
(a)	(b)	(b)	(b)	(c)(2)	(c)(2)	(c)(2)	(d)	(e)(2)	(f)(3)	(g)(3)	(h)(4)	(i)(5)
2025	$15,045,651	$13,959,552	$12,536,674	$16,606,288	$16,819,586	$1,568,773	$2,586,377	$2,184,673	$118	$191	$288	$5.33
2024	N/A	$11,433,330	$8,086,052	N/A	$3,119,933	$6,998,271	$2,674,477	$1,240,015	$99	$170	$353	$5.79
2023	N/A	$11,138,986	N/A	N/A	$13,340,698	N/A	$3,311,841	$3,862,463	$109	$149	$394	$7.05
2022	N/A	$8,237,530	N/A	N/A	$12,315,153	N/A	$2,289,681	$3,076,448	$95	$114	$407	$6.02
2021	N/A	$9,665,330	N/A	N/A	$4,260,457	N/A	$1,968,075	$1,224,728	$91	$128	$369	$4.72

Company Selected Measure Name						Adjusted EPS
Named Executive Officers, Footnote						The Timken Company announced on March 31, 2025, that Tarak B. Mehta had been terminated as CEO, without cause. In connection with Mr. Mehta’s termination, the Board appointed Richard G. Kyle as interim CEO on the same day. Following an extensive search, the Board appointed Lucian Boldea as CEO, effective September 1, 2025. At that time, Mr. Kyle retired from his role as interim CEO but continued to serve as an employee of the Company as Advisor to the CEO for a transition period that ended on November 14, 2025. As such, Mr. Kyle, Mr. Mehta, and Mr. Boldea served as principal executive officers (individually, a “PEO” and collectively, the “PEOs”) during parts of 2025. Mr. Mehta and Mr. Kyle each served as PEOs during parts of 2024, while Mr. Kyle alone served as our PEO for each of 2021, 2022, and 2023. In this disclosure, we refer to our NEOs other than Mr. Boldea, Mr. Kyle, and Mr. Mehta in any Covered Year as our “Other NEOs” or our “Non-PEO NEOs.” Christopher A. Coughlin, Philip D. Fracassa, Hansal N. Patel and Andreas Roellgen were “Other NEOs” for each of the Covered Years. In addition, Mr. Discenza served as an “Other NEO” for 2025, Hans Landin was an “Other NEO” for 2022, and Ronald J. Myers was an “Other NEO” for 2021.
Peer Group Issuers, Footnote						The PVP Rules require that we use a peer group or index for purposes of total shareholder return (“TSR”) comparisons, and we have continued to use the S&P 400 Industrials index (the “PVP Peer Index”) for this purpose; and
Adjustment To PEO Compensation, Footnote

Item and Value Added (or Deducted)	2025	2024	2023	2022	2021
For Mr. Boldea:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	$-	N/A	N/A	N/A	N/A
+ service cost of pension benefits, as calculated for Covered Year	$-	N/A	N/A	N/A	N/A
+ prior service cost of pension benefits, as calculated for Covered Year	$-	N/A	N/A	N/A	N/A
- SCT “Stock Awards” column value	$(12,004,071)	N/A	N/A	N/A	N/A
- SCT “Option Awards” column value	$-	N/A	N/A	N/A	N/A
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year*	$13,564,708	N/A	N/A	N/A	N/A
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$13,564,708	N/A	N/A	N/A	N/A
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$-	N/A	N/A	N/A	N/A
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$-	N/A	N/A	N/A	N/A
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$-	N/A	N/A	N/A	N/A
-the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$-	N/A	N/A	N/A	N/A
+dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$-	N/A	N/A	N/A	N/A
Total:	$1,560,637
For Mr. Kyle:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	$(661,987)	$(2,352,646)	$(1,204,364)	$-	$(2,674,337)
+ service cost of pension benefits, as calculated for Covered Year	$-	$-	$-	$-	$53,321
+ prior service cost of pension benefits, as calculated for Covered Year	$-	$-	$-	$-	$-
- SCT “Stock Awards” column value	$(11,824,924)	$(6,322,671)	$(6,342,911)	$(4,876,769)	$(4,422,240)
- SCT “Option Awards” column value	$-	$-	$-	$-	$-
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year*	$15,346,945	$361,920	$9,748,987	$8,954,392	$1,638,383
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$13,771,207	$4,507,060	$7,438,418	$7,260,305	$3,978,892
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$906,104	$(2,599,604)	$1,057,924	$1,468,606	$(1,565,525)
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$-	$-	$-	$-	$-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$669,634	$(1,545,536)	$1,252,645	$225,480	$(774,984)
-the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$-	$-	$-	$-	$-
+dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$-	$-	$-	$-	$-
Total:	$2,860,034	$(8,313,397)	$2,201,712	$4,077,623	$(5,404,873)
For Mr. Mehta:
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	$(1,202)	$-	N/A	N/A	N/A
+ service cost of pension benefits, as calculated for Covered Year	$-	$-	N/A	N/A	N/A
+ prior service cost of pension benefits, as calculated for Covered Year	$-	$-	N/A	N/A	N/A
- SCT “Stock Awards” column value	$(5,765,022)	$(6,825,195)	N/A	N/A	N/A
- SCT “Option Awards” column value	$-	$-	N/A	N/A	N/A
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year*	$(5,201,677)	$5,737,414	N/A	N/A	N/A
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$-	$5,737,414	N/A	N/A	N/A
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$-	$-	N/A	N/A	N/A
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$-	$-	N/A	N/A	N/A
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$68,709	$-	N/A	N/A	N/A
-the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$(5,270,386)	$-	N/A	N/A	N/A
+dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$-	$-	N/A	N/A	N/A
Total:	$(10,967,901)	$(1,087,781)

Non-PEO NEO Average Total Compensation Amount						$ 2,586,377	$ 2,674,477	$ 3,311,841	$ 2,289,681	$ 1,968,075
Non-PEO NEO Average Compensation Actually Paid Amount						$ 2,184,673	1,240,015	3,862,463	3,076,448	1,224,728
Adjustment to Non-PEO NEO Compensation Footnote

For the Other NEOs (on Average):
- change in actuarial present value of pension benefits, as reported in SCT for Covered Year	$(347,454)	$(76,890)	$(190,185)	$-	$(277,922)
+ service cost of pension benefits, as calculated for Covered Year	$2,759	$2,718	$2,043	$7,436	$17,114
+ prior service cost of pension benefits, as calculated for Covered Year	$-	$-	$-	$-	$-
- SCT “Stock Awards” column value	$(1,264,012)	$(1,425,744)	$(1,785,544)	$(1,077,573)	$(868,388)
- SCT “Option Awards” column value	$-	$-	$-	$-	$-
+/- adjusted amount for applicable stock/option awards, as calculated for Covered Year*	$1,207,003	$65,454	$2,524,308	$1,856,904	$385,849
+ the Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year	$895,919	$1,016,413	$2,035,626	$1,555,912	$781,349
+/- the change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year)	$192,652	$(614,652)	$227,636	$277,332	$(271,499)
+ the vesting date fair value of equity awards granted and vested in the Covered Year	$-	$-	$-	$-	$-
+/- the change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year	$118,432	$(336,308)	$261,046	$23,660	$(124,001)
-the prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year	$-	$-	$-	$-	$-
+dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP)	$-	$-	$-	$-	$-
Total:	$(401,704)	$(1,434,462)	$550,622	$786,767	$(743,347)

Compensation Actually Paid vs. Total Shareholder Return

The PVP Rules require that comparisons be made between certain columns in the PVP Table. Such comparisons can be made graphically without further description, and we have done so below. In accordance with that approach, the following charts show the relationships between our cumulative TSR, the cumulative TSR for the PVP Peer Index reflected in the PVP Table above, and Mr. Boldea’s, Mr. Kyle’s, and Mr. Mehta’s CAP or Other NEO CAP, as applicable.

Compensation Actually Paid vs. Net Income	The following charts show the relationships between GAAP net income and Mr. Boldea’s, Mr. Kyle’s, and Mr. Mehta’s CAP or Other NEO CAP, as applicable.

Compensation Actually Paid vs. Company Selected Measure	Lastly, the following charts show the relationships between adjusted EPS and Mr. Boldea’s, Mr. Kyle’s, and Mr. Mehta’s CAP or Other NEO CAP, as applicable.

Tabular List, Table

Most Important Financial Performance Measures

The following table provides what we believe are the most important financial performance measures (including adjusted EPS) we used to link executive pay for our PEOs and Other NEOs for 2025 to our performance:

Performance Measure	Type of Performance Measure
Adjusted EPS	Financial
Adjusted EBITDA	Financial
Adjusted EBITDA Margin	Financial
Free Cash Flow	Financial
Adjusted Return on Invested Capital	Financial
Relative TSR	Financial

Total Shareholder Return Amount						$ 118	99	109	95	91
Peer Group Total Shareholder Return Amount						191	170	149	114	128
Net Income (Loss)						$ 288,000,000	$ 353,000,000	$ 394,000,000	$ 407,000,000	$ 369,000,000
Company Selected Measure Amount | $ / shares						5.33	5.79	7.05	6.02	4.72
PEO Name	Tarak B. Mehta	Lucian Boldea	Tarak B. Mehta	Richard G. Kyle	Richard G. Kyle			Richard G. Kyle	Richard G. Kyle	Richard G. Kyle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description						For purposes of this pay versus performance disclosure, adjusted EPS is calculated based on the Company’s adjusted earnings per share as used for external reporting purposes for the Covered Year (net of taxes), further adjusted to exclude the effect of material changes in accounting principles, methods, and/or significant changes in tax law that are not reflected in externally reported diluted earnings per share. Beginning with our grants made in 2023, the Company calculates adjusted EPS as excluding intangible amortization from acquisitions in addition to the Company’s prior adjustments used for external reporting purposes. See Appendix A for a reconciliation of adjusted EPS as used for external reporting to its most directly comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted EBITDA Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name						Free Cash Flow
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name						Adjusted Return on Invested Capital
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name						Relative TSR
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (401,704)	$ (1,434,462)	$ 550,622	$ 786,767	$ (743,347)
Non-PEO NEO [Member] | Change in actuarial present value of pension benefits, as reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(347,454)	(76,890)	(190,185)		(277,922)
Non-PEO NEO [Member] | Service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						2,759	2,718	2,043	7,436	17,114
Non-PEO NEO [Member] | Prior service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,264,012)	(1,425,744)	(1,785,544)	(1,077,573)	(868,388)
Non-PEO NEO [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjusted amount for applicable stock/option awards, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,207,003	65,454	2,524,308	1,856,904	385,849
Non-PEO NEO [Member] | The Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						895,919	1,016,413	2,035,626	1,555,912	781,349
Non-PEO NEO [Member] | The change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						192,652	(614,652)	227,636	277,332	(271,499)
Non-PEO NEO [Member] | The vesting date fair value of equity awards granted and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | The change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						118,432	(336,308)	261,046	23,660	(124,001)
Non-PEO NEO [Member] | The prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						15,045,651
PEO Actually Paid Compensation Amount						16,606,288
Lucian Boldea [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,560,637
Lucian Boldea [Member] | PEO [Member] | Change in actuarial present value of pension benefits, as reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | Service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | Prior service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(12,004,071)
Lucian Boldea [Member] | PEO [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | Adjusted amount for applicable stock/option awards, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						13,564,708
Lucian Boldea [Member] | PEO [Member] | The Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						13,564,708
Lucian Boldea [Member] | PEO [Member] | The change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | The vesting date fair value of equity awards granted and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | The change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | The prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Lucian Boldea [Member] | PEO [Member] | Dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						13,959,552	11,433,330	11,138,986	8,237,530	9,665,330
PEO Actually Paid Compensation Amount						16,819,586	3,119,933	13,340,698	12,315,153	4,260,457
Richard G. Kyle [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						2,860,034	(8,313,397)	2,201,712	4,077,623	(5,404,873)
Richard G. Kyle [Member] | PEO [Member] | Change in actuarial present value of pension benefits, as reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(661,987)	(2,352,646)	(1,204,364)		(2,674,337)
Richard G. Kyle [Member] | PEO [Member] | Service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										53,321
Richard G. Kyle [Member] | PEO [Member] | Prior service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | PEO [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(11,824,924)	(6,322,671)	(6,342,911)	(4,876,769)	(4,422,240)
Richard G. Kyle [Member] | PEO [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | PEO [Member] | Adjusted amount for applicable stock/option awards, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						15,346,945	361,920	9,748,987	8,954,392	1,638,383
Richard G. Kyle [Member] | PEO [Member] | The Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						13,771,207	4,507,060	7,438,418	7,260,305	3,978,892
Richard G. Kyle [Member] | PEO [Member] | The change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						906,104	(2,599,604)	1,057,924	1,468,606	(1,565,525)
Richard G. Kyle [Member] | PEO [Member] | The vesting date fair value of equity awards granted and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | PEO [Member] | The change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						669,634	(1,545,536)	1,252,645	225,480	(774,984)
Richard G. Kyle [Member] | PEO [Member] | The prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Richard G. Kyle [Member] | PEO [Member] | Dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Tarak B. Mehta [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						12,536,674	8,086,052
PEO Actually Paid Compensation Amount						1,568,773	6,998,271
Tarak B. Mehta [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(10,967,901)	(1,087,781)
Tarak B. Mehta [Member] | PEO [Member] | Change in actuarial present value of pension benefits, as reported in SCT for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(1,202)
Tarak B. Mehta [Member] | PEO [Member] | Service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Tarak B. Mehta [Member] | PEO [Member] | Prior service cost of pension benefits, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Tarak B. Mehta [Member] | PEO [Member] | SCT “Stock Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(5,765,022)	(6,825,195)
Tarak B. Mehta [Member] | PEO [Member] | SCT “Option Awards” column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Tarak B. Mehta [Member] | PEO [Member] | Adjusted amount for applicable stock/option awards, as calculated for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(5,201,677)	5,737,414
Tarak B. Mehta [Member] | PEO [Member] | The Covered Year-end fair value of equity awards granted in (and still outstanding as of the end of) the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount							5,737,414
Tarak B. Mehta [Member] | PEO [Member] | The change in fair value of equity awards granted in prior Covered Years (and still outstanding as of the end of the Covered Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Tarak B. Mehta [Member] | PEO [Member] | The vesting date fair value of equity awards granted and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Tarak B. Mehta [Member] | PEO [Member] | The change in fair value of equity awards granted in prior Covered Years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						68,709
Tarak B. Mehta [Member] | PEO [Member] | The prior Covered Year-end fair value of equity awards granted in prior Covered Years that were forfeited in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(5,270,386)
Tarak B. Mehta [Member] | PEO [Member] | Dividends/earnings paid or accrued on equity awards during or for the Covered Year (if not otherwise included in CAP) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount